As filed with the Securities and Exchange Commission on June 21, 2010

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING OPPORTUNISTIC LARGECAP FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

June 29, 2010

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”), a series of ING Equity Trust, we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Opportunistic LargeCap Fund, which is scheduled for 10:00 a.m., Local time, on August 10, 2010, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  At the Special Meeting, shareholders of Opportunistic LargeCap Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of Opportunistic LargeCap Fund with and into ING Core Equity Research Fund (“Core Equity Research Fund”) (each a “Fund” and collectively, the “Funds”). Each Fund is a member of the mutual fund group called the “ING Funds.” On March 25, 2010, the Board reviewed and approved the Reorganization.

If the Reorganization is approved by shareholders, you will become a shareholder of Core Equity Research Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of Opportunistic LargeCap Fund with an opportunity to participate in a larger fund which seeks long-term growth of capital and income.

AFTER CAREFUL CONSIDERATION, THE BOARD OF OPPORTUNISTIC LARGECAP FUND APPROVED THE PROPOSED REORGANIZATION AND RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE REORGANIZATION.

A Proxy Statement/Prospectus that describes the Reorganization in detail is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than August 9, 2010.

Opportunistic LargeCap Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

ING OPPORTUNISTIC LARGECAP FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING Opportunistic LargeCap Fund

Scheduled for August 10, 2010

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”) is scheduled for August 10, 2010, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                                                     To vote on the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between  Opportunistic LargeCap Fund and ING Core Equity Research Fund (“Core Equity Research Fund”), providing for the reorganization of Opportunistic LargeCap Fund with and into Core Equity Research Fund; and

(2)                                                     To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 14, 2010, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Opportunistic LargeCap Fund, or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 29, 2010

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PROXY STATEMENT/PROSPECTUS

June 29, 2010

PROXY STATEMENT/PROSPECTUS

June 29, 2010

PROXY STATEMENT FOR:

ING OPPORTUNISTIC LARGECAP FUND

(A Series of ING Equity Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

PROSPECTUS FOR:

ING CORE EQUITY RESEARCH FUND

(Formerly, ING GROWTH AND INCOME FUND)

(A Series of ING Series Fund, Inc.)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”) scheduled for August 10, 2010,  at which shareholders of Opportunistic LargeCap Fund will vote on the proposed reorganization (the “Reorganization”) of Opportunistic LargeCap Fund with and into ING Core Equity Research Fund (“Core Equity Research Fund,” and along with Opportunistic LargeCap Fund, each a “Fund” and collectively, the “Funds”). This Proxy Statement/Prospectus, a Notice of the Special Meeting and the proxy card are being mailed to shareholders of Opportunistic LargeCap Fund on or about June 29, 2010.

On March 25, 2010, the Board of Trustees (the “Board”) reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Reorganization. Pursuant to the Reorganization Agreement, if shareholders of Opportunistic LargeCap Fund approve the Reorganization, the Fund would transfer its assets to Core Equity Research Fund in exchange for shares of common stock of Core Equity Research Fund and the assumption by Core Equity Research Fund of Opportunistic LargeCap Fund’s liabilities known as of the Closing Date (as defined below).  Shares of Core Equity Research Fund would then be distributed to shareholders of Opportunistic LargeCap Fund so that each shareholder would receive a number of full and fractional shares of Core Equity Research Fund equal to the aggregate value of the number of shares of Opportunistic LargeCap Fund held by such shareholder.  The Reorganization will be completed on August 21, 2010, or such other date as the parties may agree (“Closing Date”).

Because you, as a shareholder of Opportunistic LargeCap Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Core Equity Research Fund, this Proxy Statement also serves as a Prospectus for Core Equity Research Fund.  Core Equity Research Fund is a diversified, open-end management investment company, which seeks long-term growth of capital and income, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 29, 2010, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, Class B and Class C Prospectus and the Class I and Class W Prospectus for Opportunistic LargeCap Fund, each dated September 30, 2009 and incorporated herein by reference (File No. 333-56881); and the Class A, Class B and Class C Prospectus and the Class I and Class W Prospectus for Core Equity Research Fund, each dated September 30, 2009 (File No. 033-41694). Opportunistic LargeCap Fund’s SAI, dated September 30, 2009 (File No. 333-56881), and the SAI of Core Equity Research Fund, dated September 30, 2009 (File No. 033-41694), are also incorporated herein by reference.  Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information.  Each Fund’s annual report, dated May 31, 2009, and the semi-annual report, dated November 30, 2009 (for Opportunistic LargeCap Fund, File No. 811-08817; for Core Equity Research Fund, File No. 811-06352) are incorporated herein by reference.

For a copy of the current prospectus, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.  You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, a copy of which is attached hereto as Appendix A.  Also, you should consult the Class A, Class B and Class C Prospectus and the Class I and Class W Prospectus, each dated September 30, 2009, for more information about Core Equity Research Fund. Please note that prior to April 30, 2010, Core Equity Research Fund was named ING Growth and Income Fund.

The Proposed Reorganization

At a meeting held on March 25, 2010, the Board of Opportunistic LargeCap Fund approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Opportunistic LargeCap Fund to Core Equity Research Fund in exchange for shares of common stock of Core Equity Research Fund;

•                  the assumption by Core Equity Research Fund of the liabilities of Opportunistic LargeCap Fund known as of the Closing Date;

•                  the distribution of shares of Core Equity Research Fund to the shareholders of Opportunistic LargeCap Fund; and

•                  the complete liquidation of Opportunistic LargeCap Fund.

Shares of Core Equity Research Fund will be distributed to shareholders of Opportunistic LargeCap Fund so that each shareholder would receive a number of full and fractional shares of Core Equity Research Fund equal to the aggregate value of shares of Opportunistic LargeCap Fund held by such shareholder.

As a result of the Reorganization, each Class A, Class B, Class C, Class I and Class W shareholder of Opportunistic LargeCap Fund will hold, immediately after the Closing Date, shares of the same class of Core Equity Research Fund having an aggregate value equal to the aggregate value of the shares of Opportunistic LargeCap Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  The Funds have similar investment objectives - Opportunistic LargeCap Fund seeks long-term growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks, while Core Equity Research Fund seeks the long-term growth of capital and income;

•                  Under normal conditions, Opportunistic LargeCap Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in common stocks of large U.S. companies, while Core Equity Research Fund invests at least 80% of its total assets in common stocks that the sub-adviser believes have significant potential for capital appreciation or income growth or both (with an emphasis on stocks of larger companies);

•                  With respect to security selection, Opportunistic LargeCap Fund uses an internally developed quantitative model while Core Equity Research Fund relies on fundamental analysis by a team of senior portfolio managers and sector analysts;

•                  Unlike Opportunistic LargeCap Fund, Core Equity Research Fund may invest principally in convertible securities in seeking to achieve its investment objective;

•                  Both Funds are advised by ING Investments, LLC (“ING Investments” or the “Adviser”) and sub-advised by ING Investment Management Co. (“ING IM” or the “Sub-Adviser”);

•                  Core Equity Research Fund is the larger Fund (net assets of approximately $399.9 million versus $20.6 million for Opportunistic LargeCap Fund as of December 31, 2009);

•                  As a result of the Reorganization, the gross expense ratios for all classes and the net expense ratios for Class A, Class B and Class C of Opportunistic LargeCap Fund will be reduced, while the net expense ratios for Class I and Class W are expected to remain the same;

•                  Core Equity Research Fund’s performance records were better than those of Opportunistic LargeCap Fund for the three-year period ended December 31, 2009 and for the calendar years 2006 and 2008; however, Core Equity Research Fund underperformed Opportunistic LargeCap Fund for the calendar years 2007 and 2009;

•                  Each Fund is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”) and the Funds have the same distribution and purchase options, exchange rights and redemption procedures;

•                  If shareholders approve the Reorganization, ING IM is expected to sell a significant portion of Opportunistic LargeCap Fund’s holdings shortly prior to the Closing Date, as discussed in “Portfolio Transitioning” on page 22. The proceeds of such sales are expected to be invested in futures contracts and other  temporary investments, which will be delivered to Core Equity Research Fund at the Closing Date. After the Closing Date, ING IM may close the futures contracts and sell the temporary and other investments that Core Equity Research Fund acquired from Opportunistic LargeCap Fund. Proceeds from these transactions will be used to purchase portfolio securities that ING IM wishes for Core Equity Research Fund to hold. The Funds’ sales and purchases during the transition may be made at a disadvantageous time, may result in the realization of taxable gains or losses for either or both Funds, and would result in increased transactional costs, which are borne by shareholders. However, ING Investments and/or an affiliate will bear a portion of the transaction costs incurred by Opportunistic LargeCap Fund as a result of the transition; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Opportunistic LargeCap Fund nor its shareholders, nor Core Equity Research Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The gross and net operating expenses before and after the Reorganization, expressed as a percentage of the average daily net asset value per share for Class A, Class B, Class C, Class I and Class W shares, based upon the operating expenses incurred during the six-month period ended November 30, 2009, as adjusted for contractual changes, are shown in the tables below.

For detailed information about the Funds’ expenses, including each Fund’s management fees and distribution and shareholder service fees, please see the section titled “Expense Tables” and the table titled “Annual Fund Operating Expenses” on pages 19-20.

Gross Expenses Before the Reorganization

	Class A	Class B	Class C	Class I	Class W
Opportunistic LargeCap Fund	2.10%	2.85%	2.85%	1.43%	1.43%
Core Equity Research Fund	1.29%	2.04%	2.04%	1.04%	1.04%

Net Expenses Before the Reorganization (After Fee Waiver) (1)

	Class A	Class B	Class C	Class I	Class W
Opportunistic LargeCap Fund	1.25%	2.00%	2.00%	0.83%	0.83%
Core Equity Research Fund	1.08%	1.83%	1.83%	0.83%	0.83%

After the Reorganization: Core Equity Research Fund Pro Forma (unaudited)

	Class A	Class B	Class C	Class I	Class W
Gross estimated expenses of Core Equity Research Fund	1.29%	2.04%	2.04%	1.04%	1.04%
Net estimated expenses of Core Equity Research Fund(1)	1.08%	1.83%	1.83%	0.83%	0.83%

(1)          ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years.  The expense limits will continue through at least October 1, 2010 for Opportunistic LargeCap Fund and October 1, 2011 for Core Equity Research Fund. The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.

Voting Information

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (a) 67% or more of the voting securities of Opportunistic LargeCap Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Opportunistic LargeCap Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of Opportunistic LargeCap Fund. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the record date or, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF OPPORTUNISTIC LARGECAP FUND APPROVED THE REORGANIZATION AND RECOMMENDS THAT YOU VOTE “FOR” THE REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Funds:

	Opportunistic LargeCap Fund	Core Equity Research Fund

Investment Objective

The Fund’s investment objective is to seek long-term growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks. The Fund’s investment objective is not fundamental and may be changed without shareholder vote.

The Fund seeks long-term growth of capital and income. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•      The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of larger U.S. companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund may also invest in securities convertible into common stocks. The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Fund may also invest a portion of the Fund’s assets in stocks of small- and mid-sized companies. In managing the Fund, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerating business momentum. The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,000 common stocks to evaluate various criteria such as financial strength of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors. Additionally, the Fund may invest up to 25% of its assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

•      The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

•      The Fund may also invest in certain higher risk investments, including derivatives such as futures and options, among others.

•      Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

•      The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Fund may also engage in option writing.

•      The Sub-Adviser utilizes a team approach for portfolio construction. The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio managers are responsible for the overall allocation of assets for the Fund, including management of the Fund’s overall risk profile.

•      In managing the Fund, the Sub-Adviser:

•      Emphasizes stocks of larger companies.

•      Looks to opportunistically invest the Fund’s assets in stocks of mid- and small-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions.

•      Utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios,

	Opportunistic LargeCap Fund	Core Equity Research Fund

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

•      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

•      The Fund may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options.

•      The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	ING IM	ING IM

Portfolio Manager(s)	Vincent Costa	Christopher F. Corapi and Pavel Vaynshtok

As you can see from the chart above, the Funds have similar investment objectives - Opportunistic LargeCap Fund seeks long-term growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks, while Core Equity Research Fund seeks the long-term growth of capital and income. Under normal conditions, Opportunistic LargeCap Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in common stocks of large U.S. companies, while Core Equity Research Fund invests at least 80% of its total assets in common stocks that the sub-adviser believes have significant potential for capital appreciation or income growth or both (with an emphasis on stocks of larger companies). With respect to security selection, Opportunistic LargeCap Fund uses an internally developed quantitative model while Core Equity Research Fund relies on fundamental analysis by a team of senior portfolio managers and sector analysts. Finally, unlike Opportunistic LargeCap Fund, Core Equity Research Fund may invest principally in convertible securities in seeking to achieve its investment objective. Please refer to the “Comparison of Portfolio Characteristics” table on page 12 for more specific information regarding the portfolio characteristics of the Funds.

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have similar investment objectives and some similar investment strategies, many of the risks of investing in Opportunistic LargeCap Fund are the same as the risks of investing in Core Equity Research Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Funds, as disclosed in each Fund’s prospectus.  The fact that a risk is not listed as a principal risk in a Fund’s prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk.  You may lose money on your investment in either Fund.

Principal Risks	Opportunistic LargeCap Fund	Core Equity Research Fund

Convertible Securities	X	X
Derivatives	X	X
Foreign Investments	X	X
Investment Models	X
Liquidity	X	X
Market Trends	X	X
Mid-Capitalization/Small-Capitalization Companies	X	X
Other Investment Companies	X	X
Portfolio Turnover	X	X
Price Volatility	X	X
Securities Lending	X	X

Convertible Securities.  The price of a convertible and debt security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible and debt securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible and debt securities are often lower rated securities. A fund may be required to redeem or convert a convertible and debt security before the holder would otherwise choose to do so.

Derivatives.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a fund’s adviser or sub-adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Foreign Investments.  There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of a fund, including the withholding of dividends.

A fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect a fund’s assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

ADRs are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, ADRs are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.

Investment Models.  The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Mid-Capitalization/Small-Capitalization Companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Other Investment Companies.   The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). Because a fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A fund’s purchase of shares of an ING Money Market Fund will result in the fund paying a proportionate share of the expenses of the ING Money Market Fund. A fund’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the fund invests resulting from the fund’s investment into the ING Money Market Fund.

Price Volatility.  The value of a fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Funds invest in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Funds may also invest in securities of mid- and small-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a fund may lend securities to financial institutions that are believed to be creditworthy by the sub-adviser. When lending securities, a fund will receive cash or U.S. government securities as collateral. A fund retains its custodian to serve as its securities lending agent for these activities.

When a fund lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the fund could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A fund will minimize investment risk by limiting the investment of cash collateral to high quality instruments of short maturity.

A fund may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a fund will be protected to the extent the fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a fund will be protected by its securities lending agent, which has agreed to indemnify the fund from losses resulting from borrower default..

Portfolio Turnover.  A high portfolio turnover rate involves greater expenses to a fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the fund, and is likely to generate more taxable short-term gains for shareholders.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Opportunistic LargeCap Fund and Core Equity Research Fund as of November 30, 2009:

	Opportunistic LargeCap Fund		Core Equity Research Fund
Net Assets	$ 20,400,126		$ 396,980,252
Number of Holdings	61		57
Portfolio Turnover Rate	97%		57%
Average market capitalization of companies in the Fund	$61,678,874,999		$68,907,763,154
Top 5 Industries (as % of net assets)	Pharmaceuticals	11.4%	Oil & Gas	10.7%
	Computers	8.4%	Banks	9.0%
	Software	6.2%	Pharmaceuticals	8.6%
	Miscellaneous Manufacturing	5.4%	Computers	7.8%
	Oil & Gas	5.2%	Telecommunications	5.5%
U.S. Equity Securities (as a % of market value*)	93.44%		82.25%
Foreign Equity Securities (as a % of market value*)	5.10%		14.83%
Securities Lending Collateral (as a % of market value*)	—		1.72%
Top 10 Holdings* (as a % of net assets)	International Business Machines Corp.	3.5%	ExxonMobil Corp.	4.5%
	Procter & Gamble Co.	3.4%	Apple, Inc.	4.5%
	AT&T, Inc.	3.3%	Procter & Gamble Co.	4.2%
	Pfizer, Inc.	3.2%	Cisco Systems, Inc.	3.8%
	Microsoft Corp.	3.1%	JPMorgan Chase & Co.	3.7%
	General Electric Co.	2.9%	PepsiCo, Inc.	3.5%
	Wells Fargo & Co.	2.7%	Pfizer, Inc.	3.5%
	EMC Corp.	2.3%	Abbott Laboratories	2.9%
	National Oilwell Varco, Inc.	2.0%	Wells Fargo & Co.	2.6%
	Oracle Corp.	2.0%	Goldman Sachs Group, Inc.	2.3%

*      Excludes short-term investments.

(1)   For the six-month period ended November 30, 2009.

Comparison of Fund Performance

Set forth below is the performance information for each Fund. The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund’s Class A shares from year to year and by comparing each Fund’s performance to that of broad-based securities market indices.  The bar charts show the performance of Opportunistic LargeCap Fund’s Class A shares for each year since inception and Core Equity Research Fund’s Class A shares for the last ten calendar years.  Class B, Class C, Class I and Class W shares will have different performance due to differing expenses.  Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

Opportunistic LargeCap Fund

Calendar Year-by-Year Returns (%) (1)(2)(3)

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)

During the period shown in the chart, the Fund’s best quarterly performance was 15.41% for the 3rd quarter of 2009, and the Fund’s worst quarterly performance was (23.42)% for the 4th quarter of 2008. Opportunistic LargeCap Fund’s Class A shares’ year-to-date total return as of March 31, 2010 was 5.04%.

(3)	Effective May 1, 2009, the Fund’s investment objective and principal investment strategies changed.

Comparison of Fund Performance

Core Equity Research Fund

Calendar Year-by-Year Returns (%)(1)(2)(3)(4)

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)

Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser. From March 1, 2004 to August 13, 2006, Wellington Management Company, LLP served as sub-adviser to the Fund. Effective August 14, 2006, ING Investment Management Co. began serving as sub-adviser to the Fund and the Fund’s principal investment strategies were changed. Performance from March 1, 2004 through August 13, 2006 is attributable to Wellington Management Company, LLP.

(3)

Effective April 30, 2010, the Fund changed its name from ING Growth and Income Fund to ING Core Equity Research Fund. Effective August 14, 2006, the Fund changed its name from ING Equity Income Fund to ING Growth and Income Fund. Effective March 1, 2004, the Fund changed its name from ING Growth and Income Fund to ING Equity Income Fund.

(4)

During the period shown in the chart, the Fund’s best quarterly performance was 17.02% for the 2nd quarter of 2009, and the Fund’s worst quarterly performance was (21.74)% for the 4th quarter of 2008. Core Equity Research Fund’s Class A shares’ year-to-date total return as of March 31, 2010 was 3.47%.

Average Annual Total Return

(For the periods ended December 31, 2009)

The table set forth below shows the average annual total return (before and after taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with broad-based securities market indices.  The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year or Since Inception	5 Years or Since Inception	10 Years or Since Inception
Opportunistic LargeCap Fund(1)
Class A – Before Taxes(2)%	22.40	(4.27)	N/A
Class A – After Taxes on Distributions(2)%	22.33	(4.62)	N/A
Class A – After Taxes on Distributions and Sale of Fund Shares(2)%	14.64	(3.64)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (3)(4)%	26.46	(0.67)	N/A
Russell 1000®Growth Index (reflects no deduction for fees, expenses or taxes) (4) (5)%	37.21	0.75	N/A
Class B – Before Taxes(6)%	23.66	(6.11)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (3)(4)%	26.46	(1.80)	N/A
Russell 1000®Growth Index (reflects no deduction for fees, expenses or taxes) (4) (5)%	37.21	(0.02)	N/A
Class C – Before Taxes(7)%	27.53	(5.14)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (3)(4)%	26.46	(2.20)	N/A
Russell 1000®Growth Index (reflects no deduction for fees, expenses or taxes) (4) (5)%	37.21	0.02	N/A
Class I – Before Taxes %	30.48	(6.45)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (3)(4)%	26.46	(5.63)	N/A
Russell 1000®Growth Index (reflects no deduction for fees, expenses or taxes) (4)(5)%	37.21	(1.89)	N/A
Class W - Before Taxes %	29.90	(13.58)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (3)(4)%	26.46	(10.74)	N/A
Russell 1000®Growth Index (reflects no deduction for fees, expenses or taxes) (4)(5)%	37.21	(8.09)	N/A
Core Equity Research Fund(8)
Class A – Before Taxes(2)%	20.40	0.37	(2.69)
Class A – After Taxes on Distributions(2)%	20.26	0.17	(3.00)
Class A – After Taxes on Distributions and Sale of Fund Shares(2)%	13.43	0.29	(2.40)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes) (3)%	26.46	0.42	(0.95)
Class B – Before Taxes(9)%	21.71	0.38	(2.85)
Class C – Before Taxes(7)%	25.77	0.79	(2.85)
Class I – Before Taxes %	27.97	1.79	(1.87)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes) (3)%	26.46	0.42	(0.95)
Class W – Before Taxes(8)%	16.46	N/A	N/A
S&P 500® Index (reflects no deduction for fees, expenses, or taxes) (3)%	22.83	N/A	N/A

(1)                Class A, Class B and Class C shares of Opportunistic LargeCap Fund commenced operations on December 28, 2005, April 5, 2006 and April 27, 2006, respectively. Class I and Class W shares commenced operations on December 20, 2006 and December 17, 2007, respectively.

(2)                Reflects deduction of the maximum Class A sales charge of 5.75%.

(3)                The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)                Reflects index performance since the date closest to the Class’ inception for which data is available.

(5)                The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth.

(6)                Reflects deduction of the deferred sales charge of 5.00% and 3.00%, for the 1 Year and Life of Class returns, respectively.

(7)                Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.

(8)                Class W shares of Core Equity Research Fund commenced operations on June 12, 2009.

(9)                Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.

Additional information about Core Equity Research Fund is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  For further information on the fees and expenses of Core Equity Research Fund, see “Appendix B: Additional Information Regarding ING Core Equity Research Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund. The following table shows the aggregate annual management fees paid by each Fund as a percentage of that Fund’s average daily net assets:

Fund	Management Fees (as a % of average daily net assets)
Opportunistic LargeCap Fund	0.70% on the first $500 million; 0.65% on the next $500 million; and 0.60% of the Fund’s average daily net assets in excess of $1 billion.
Core Equity Research Fund

0.700% on the first $250 million;

0.650% on the next $250 million;

0.625% on the next $250 million;

0.600% on the next $1.25 billion; and

0.550% of the Fund’s average daily net assets in excess of $2 billion.

If shareholders approve the Reorganization, Core Equity Research Fund will pay the same management fee currently in place.  For more information regarding the management fees for each Fund, please see each Fund’s SAI, dated September 30, 2009.

Sub-Adviser Fees

ING Investments, the investment adviser to the Funds, pays ING IM, the sub-adviser to the Funds, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Fund.  The following table shows the aggregate annual sub-advisory fee paid to ING IM, as a percentage of each respective Fund’s average daily net assets:

Fund	Management Fees (as a % of average daily net assets)
Opportunistic LargeCap Fund	0.3150% on the first $500 million; 0.2925% on the next $500 million; and 0.2700% of the Fund’s average daily net assets in excess of $1 billion.

Core Equity Research Fund

0.3150% on the first $250 million;

0.2925% on the next $250 million;

0.2813% on the next $250 million;

0.2700% on the next $1.25 billion; and

0.2475% of the Fund’s average daily net assets in excess of $2 billion.

If shareholders approve the Reorganization, ING Investments will continue to pay ING IM the same sub-advisory fee currently in place for Core Equity Research Fund.  For more information regarding the sub-advisory fees for each Fund, please see each Fund’s SAI, dated September 30, 2009.

If shareholders approve the Reorganization, the investment management subsidiaries of ING Groep N.V. (“ING Groep”), would benefit from a reduction in the costs of managing each Fund separately.  Based on the net assets of the surviving Fund as of December 31, 2009, the additional retained amount is estimated to be $94,300 in the first year and $123,500 per year thereafter.

Administration Fees

Opportunistic LargeCap Fund and Core Equity Research Fund pay ING Funds Services, LLC (“IFS”) an annual administration fee equal to 0.10% and 0.08%, respectively, of each respective Fund’s average daily net assets.  If shareholders approve the Reorganization, Core Equity Research Fund will continue to pay an annual administration fee of 0.08% of the Fund’s average daily net assets.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each applicable class of shares as described in the table entitled “Annual Fund Operating Expenses.”

Expense Limitation Arrangements

ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. Each expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to the expense limitation agreements, the expense limits for Class A, Class B, Class C, Class I and Class W shares of Opportunistic LargeCap Fund are: 1.25%, 2.00%, 2.00%, 1.00% and 1.00%, respectively, and for Core Equity Research Fund are 1.08%, 1.83%, 1.83%, 0.83% and 0.83% for Class A, Class B, Class C, Class I and Class W shares, respectively.  The expense limits will continue through at least October 1, 2010 for Opportunistic LargeCap Fund and October 1, 2011 for Core Equity Research Fund. There is no assurance that either expense limitation agreement will remain in effect after the respective expiration date.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, which you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds.  The following table shows the fees and expenses for Class A, Class B, Class C, Class I and Class W shares of each Fund.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Class A(1)		Class B		Class C		Class I	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(2)	None		None		None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)(3)	None	(4)	5.00	%(5)	1.00	%(6)	None	None

(1)	The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)	Reduced for purchases of $50,000 and over. See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.
(3)	Please see “Contingent Deferred Sales Charge Waiver” below.
(4)

A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.

(5)	Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in Appendix B.
(6)	Imposed upon redemptions within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in Appendix B.

Neither of the Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

Contingent Deferred Sales Charge Waiver

From May 14, 2010 (the “Record Date”), any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of Opportunistic LargeCap Fund will be waived.  Further, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of Core Equity Research Fund acquired as a result of the Reorganization will be waived for the period ending 30 days following the Closing Date.

Annual Fund Operating Expenses

The current expenses of each of the Funds are shown in the following table.  Expenses of the Funds are based upon the operating expenses incurred during six-month period ended November 30, 2009, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Fund, has agreed. Pro forma expenses, which are the estimated expenses of Core Equity Research Fund after giving effect to the Reorganization, would be the same as the current expenses of Core Equity Research Fund.

Annual Fund Operating Expenses(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Opportunistic LargeCap Fund (unaudited)	Core Equity Research Fund (Current and Pro Forma) (unaudited)
CLASS A
Management Fees	0.70%	0.68%
Distribution (12b-1) and Shareholder Servicing Fees	0.25%	0.25%
Administrative Services Fee	0.10%	0.08%
Other Expenses	1.05%	0.28%
Acquired Fund Fees and Expenses(2) (3)	0.00%	0.00%
Total Fund Operating Expenses	2.10%	1.29%
Waivers and Reimbursement(4)	(0.85)%	(0.21)%
Net Fund Operating Expenses	1.25%	1.08%

CLASS B
Management Fees	0.70%	0.68%
Distribution (12b-1) and Shareholder Servicing Fees	1.00%	1.00%
Administrative Services Fee	0.10%	0.08%
Other Expenses	1.05%	0.28%
Acquired Fund Fees and Expenses(2) (3)	0.00%	0.00%
Total Fund Operating Expenses	2.85%	2.04%
Waivers and Reimbursement(4)	(0.85)%	(0.21)%
Net Fund Operating Expenses	2.00%	1.83%

CLASS C
Management Fees	0.70%	0.68%
Distribution (12b-1) and Shareholder Servicing Fees	1.00%	1.00%
Administrative Services Fee	0.10%	0.08%
Other Expenses	1.05%	0.28%
Acquired Fund Fees and Expenses(2) (3)	0.00%	0.00%
Total Fund Operating Expenses	2.85%	2.04%
Waivers and Reimbursement(4)	(0.85)%	(0.21)%
Net Fund Operating Expenses	2.00%	1.83%

CLASS I
Management Fees	0.70%	0.68%
Distribution (12b-1) and Shareholder Servicing Fees	—	—
Administrative Services Fee	0.10%	0.08%
Other Expenses	0.63%	0.28%
Acquired Fund Fees and Expenses(2) (3)	0.00%	0.00%
Total Fund Operating Expenses	1.43%	1.04%
Waivers and Reimbursement(4)	(0.60)%	(0.21)%
Net Fund Operating Expenses	0.83%	0.83%

CLASS W
Management Fees	0.70%	0.68%
Distribution (12b-1) and Shareholder Servicing Fees	—	—
Administrative Services Fee	0.10%	0.08%
Other Expenses	0.63%	0.28%
Acquired Fund Fees and Expenses(2) (3)	0.00%	0.00%
Total Fund Operating Expenses	1.43%	1.04%
Waivers and Reimbursement(4)	(0.60)%	(0.21)%
Net Fund Operating Expenses	0.83%	0.83%

(1)               The fiscal year end for each Fund is May 31.  This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses for the six-month period ended November 30, 2009, as adjusted for contractual changes and waivers, if any.

(2)               The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly.  These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest.  The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds.  The impact of these fees is shown in “Net Fund Operating Expenses.”

(3)               Amount represents less than 0.01% and is included in Other Expenses.

(4)               ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years The expense limits will continue through at least October 1, 2010 for Opportunistic LargeCap Fund and October 1, 2011 for Core Equity Research Fund. The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Opportunistic LargeCap Fund				Core Equity Research Fund(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,195	$1,639	$2,866	$699	$960	$1,242	$2,042
Class B	$788	$1,183	$1,704	$2,998	$707	$940	$1,298	$2,176
Class C	$388	$883	$1,504	$3,176	$307	$640	$1,098	$2,369
Class I	$146	$452	$782	$1,713	$106	$331	$574	$1,271
Class W	$146	$452	$782	$1,713	$106	$331	$574	$1,271

	Estimated Core Equity Research Fund: Pro Forma: The Funds Combined(1)
	1 Year	3 Years	5 Years	10 Years
Class A	$679	$941	$1,223	$2,025
Class B	$686	$919	$1,279	$2,159
Class C	$286	$619	$1,079	$2,352
Class I	$85	$310	$554	$1,252
Class W	$85	$310	$554	$1,252

You would pay the following expenses if you did not redeem your shares:

	Opportunistic LargeCap Fund				Core Equity Research Fund(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,195	$1,639	$2,866	$699	$960	$1,242	$2,042
Class B	$288	$883	$1,504	$2,998	$207	$640	$1,098	$2,176
Class C	$288	$883	$1,504	$3,176	$207	$640	$1,098	$2,369
Class I	$146	$452	$782	$1,713	$106	$331	$574	$1,271
Class W	$146	$452	$782	$1,713	$106	$331	$574	$1,271

	Estimated Core Equity Research Fund: Pro Forma: The Funds Combined(1)
	1 Year	3 Years	5 Years	10 Years
Class A	$679	$941	$1,223	$2,025
Class B	$186	$619	$1,079	$2,159
Class C	$186	$619	$1,079	$2,352
Class I	$85	$310	$554	$1,252
Class W	$85	$310	$554	$1,252

(1)               The examples reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

Portfolio Transitioning

If shareholders approve the Reorganization, ING IM is expected to sell a significant portion of the Opportunistic LargeCap Fund’s holdings shortly prior to the Closing Date. The proceeds of such sales are expected to be invested in futures contracts and other temporary investments, which will be delivered to Core Equity Research Fund at the Closing Date. During this transition period, Opportunistic LargeCap Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  After the Closing Date, ING IM may close the futures contracts and sell the temporary and other investments that Core Equity Research Fund acquired from Opportunistic LargeCap Fund. Proceeds from these transactions will be used to purchase portfolio securities that ING IM wishes for Core Equity Research Fund to hold.  Core Equity Research Fund may not be immediately fully invested in accordance with its strategies after the Closing Date.  Before and after the Closing Date, both Funds may also engage in a variety of other transition management techniques to facilitate the portfolio transition process, including the purchase and sale of baskets of securities and exchange traded funds.  The Funds’ sales and purchases during the transition may be made at a disadvantageous time, may result in the realization of taxable gains or losses for either or both Funds, and would result in increased transactional costs, which are borne by shareholders. However, ING Investments and/or an affiliate will bear a portion of the transaction costs incurred by Opportunistic LargeCap Fund as a result of the transition.

Shareholders should review the discussion in “Tax Considerations” below and consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Key Differences in the Rights of Opportunistic LargeCap Fund’s Shareholders and Core Equity Research Fund’s Shareholders

Opportunistic LargeCap Fund is organized as a series of ING Equity Trust (“IET”), a Massachusetts business trust, which is governed by a Declaration of Trust and Bylaws. Core Equity Research Fund is organized as a separate series of ING Series Fund, Inc. (“ISF”), a Maryland corporation, which is governed by Articles of Incorporation and Bylaws.  Key differences in shareholders’ rights under IET’s Declaration of Trust/Bylaws and ISF’s Articles of Incorporation/Bylaws are presented below.

Opportunistic LargeCap Fund	Core Equity Research Fund

The shareholders shall have the power to vote with respect to, among other things, the election and removal of Trustees, termination of the trust or its series, amendment to the Declaration of Trust, and merger, consolidation or sale of assets.

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term. Shareholder approval will be required for the liquidation of a particular series or class of shares if it is required under the 1940 Act or if such liquidation constitutes a transfer of assets (as defined under Maryland General Corporate Law).

In addition to shareholders, Trustees also have the power to amend the Declaration of Trust. Trustees may amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to make any other changes which do not materially adversely affect the rights of shareholders. No amendment to the Declaration of Trust that would change shareholder rights, reduce the amount payable thereon upon liquidation, or diminish or eliminate any voting rights pertaining thereto may be made without the vote or consent of the holders of two-thirds of shares outstanding and entitled to vote.

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or assessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Both shareholders and the Trustees have the power to amend the Bylaws.	The Board of Directors has the power to amend the Bylaws.

Because Opportunistic LargeCap Fund is organized as a series of a Massachusetts business trust and Core Equity Research Fund is organized as a series of a Maryland corporation, there are some differences between the rights of shareholders of each Fund under state law.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, Opportunistic LargeCap Fund’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. As such, shareholders of Opportunistic LargeCap Fund have no personal liability for the Fund’s acts or obligations. Under the Maryland Code, shareholders of Core Equity Research Fund have no personal liability as such for the Fund’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of Opportunistic LargeCap Fund in exchange for shares of common stock of Core Equity Research Fund and the assumption by Core Equity Research Fund of Opportunistic LargeCap Fund’s known liabilities, as set forth in Opportunistic LargeCap Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Core Equity Research Fund to shareholders of Opportunistic LargeCap Fund, as provided for in the Reorganization Agreement.  Opportunistic LargeCap Fund will then be liquidated.

Each Class A, Class B, Class C, Class I and Class W shareholder of Opportunistic LargeCap Fund will hold, immediately after the Closing Date, shares of the same class of Core Equity Research Fund having an aggregate value equal to the aggregate value of the shares of Opportunistic LargeCap Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of Core Equity Research Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

Until the Closing Date, shareholders of Opportunistic LargeCap Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by Core Equity Research Fund for the redemption of its shares.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Opportunistic LargeCap Fund.  The Reorganization Agreement also requires that each Fund take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization would be one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with greater asset bases.  This is expected to provide greater investment opportunities for each surviving fund and the potential to take larger portfolio positions.

The Reorganization was initially presented for consideration to, and was approved by, the Board of Opportunistic LargeCap Fund at a meeting held on March 25, 2010 and the Board of Directors of Core Equity Research Fund at an in-person meeting held on March 11, 2010 and a telephonic meeting held on April 29, 2010.  The Directors/Trustees of each Fund, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Fund, determined that the interests of the shareholders of such Fund will not be diluted as a result of the Reorganization, and that the Reorganization is in the interests of such Fund and its shareholders.

Board Considerations

The Board of Opportunistic LargeCap Fund, in recommending the Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  as a result of the Reorganization, the gross expense ratios for all classes and the net expense ratios for Class A, Class B and Class C of Opportunistic LargeCap Fund will be reduced, while the net expense ratios for Class I and Class W are expected to remain the same;

•                  changes in the investment objective, policies, restrictions, management and portfolio holdings of Opportunistic LargeCap Fund as a result of the Reorganization;

•                  the investment performance of the Funds relative to their respective benchmarks;

•                  the terms and conditions of the Reorganization Agreement;

•                  that if shareholders approve the Reorganization, ING IM is expected to sell a significant portion of Opportunistic LargeCap Fund’s holdings shortly prior to the Closing Date, as discussed in “Portfolio Transitioning” on page 22. The proceeds of such sales are expected to be invested in futures contracts and other temporary investments, which will be delivered to Core Equity Research Fund at the Closing Date. ING Investments and/or an affiliate will bear a portion of the transaction costs incurred by Opportunistic LargeCap Fund as a result of the transition ;

•                  that all expenses relating to the shareholder approval (discussed on page 26) will be borne by ING Investments (or an affiliate);

•                  the net revenue benefits for ING Investments and ING IM;

•                  the tax consequences of the Reorganization to Opportunistic LargeCap Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and

•                  that the interests of existing shareholders of either Fund will not be diluted as a result of the Reorganization.

The Board of Opportunistic LargeCap Fund recommends that shareholders approve the Reorganization.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Opportunistic LargeCap Fund nor its shareholders, nor Core Equity Research Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, Opportunistic LargeCap Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of December 31, 2009, Opportunistic LargeCap Fund had approximately $46.5 million in capital loss carryforwards, approximately $36.7 million of which will expire as a result of the Fund’s Reorganization. However, some portion of those capital loss carryforwards could expire unused even if the Reorganization does not occur. Core Equity Research Fund had approximately $142.1 million in capital loss carryforwards.  After the Reorganization, the losses of Opportunistic LargeCap Fund generally may be available to Core Equity Research Fund to offset its capital gains, although a portion of the amount of these losses that may offset Core Equity Research Fund’s capital gains in any given year may be limited due to this Reorganization.  The ability of Core Equity Research Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards and built-in losses currently are available only to pre-Reorganization shareholders of each Fund.  After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Core Equity Research Fund.

Expenses of the Reorganization

The expenses of the Reorganization will be borne by ING Investments (or an affiliate). The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization do not include the transition costs described in “Portfolio Transitioning” on page 22 above, although ING Investments and/or an affiliate will bear a portion of the transaction costs incurred by Opportunistic LargeCap Fund as a result of the transition.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Opportunistic LargeCap Fund is organized as a separate series of IET, an open-end management investment company organized as a Massachusetts business trust. IET is governed by a Board of Trustees consisting of ten members.

Core Equity Research Fund is organized as a separate series of ISF, an open-end management investment company organized as Maryland corporation. ISF is governed by a Board of Directors consisting of seven members.  For more information on the history of IET and ISF, see the respective Fund’s SAI.

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Funds. ING Investments has overall responsibility for the management of each Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include ING Investments, ING IM and their affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Funds and potential termination of the Funds’ advisory agreements, which may trigger the need for shareholder approval of new agreements.

As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Adviser

Pursuant to separate agreements, ING Investments has engaged ING IM as the sub-adviser to each Fund. ING IM provides the day-to-day management of each respective Fund. ING Investments is responsible for monitoring the investment programs and performance of ING IM with respect to each Fund.  Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the respective Fund’s Board.  In the event a sub-advisory agreement is terminated, ING IM may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to Opportunistic LargeCap Fund’s semi-annual shareholder report, dated November 30, 2009 and Core Equity Research Fund’s annual shareholder report, to be dated May 31, 2010.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Fund’s assets and the purchase and sale of portfolio securities.

Distributor

IFD, whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.  Each Fund distributes capital gains, if any, on an annual basis.  Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If the Reorganization Agreement is approved by shareholders of Opportunistic LargeCap Fund, then as soon as practicable before the Closing Date, Opportunistic LargeCap Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of April 15, 2010, and on a pro forma basis as of April 15, 2010, giving effect to the Reorganization:

	Opportunistic LargeCap Fund	Core Equity Research Fund	Adjustments		Core Equity Research Fund Pro Forma
CLASS A
Net Assets	$15,875,367	$331,698,274			$347,573,641
Net Asset Value Per Share	$9.05	$11.14			$11.14
Shares Outstanding	1,753,770	29,772,610	(325,874	)(1)	31,200,506

CLASS B
Net Assets	$1,894,325	$13,160,382			$15,054,707
Net Asset Value Per Share	$8.82	$10.95			$10.95
Shares Outstanding	214,686	1,201,578	(41,405	)(1)	1,374,859

CLASS C
Net Assets	$1,333,624	$11,859,149			$13,192,773
Net Asset Value Per Share	$8.76	$10.89			$10.89
Shares Outstanding	152,260	1,088,962	(29,764	)(1)	1,211,458

CLASS I
Net Assets	$2,398,022	$43,415,794			$45,813,816
Net Asset Value Per Share	$9.15	$11.18			$11.18
Shares Outstanding	262,011	3,884,190	(48,364	)(1)	4,097,837

CLASS O
Net Assets	n/a	$14,963,949			$14,963,949
Net Asset Value Per Share	n/a	$11.13			$11.13
Shares Outstanding	n/a	1,344,096			1,344,096

CLASS W
Net Assets	$797	$3,715			$4,512
Net Asset Value Per Share	$9.02	$11.18			$11.18
Shares Outstanding	88	332	(16	)(1)	404

(1)          Reflects new shares issued, net of retired shares of ING Opportunistic LargeCap Fund.  (Calculation:  Net Assets ÷ NAV per share).

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 29, 2010.  Shareholders of Opportunistic LargeCap Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  Opportunistic LargeCap Fund has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of retaining the Solicitor is $9,200.  ING Investments (or an affiliate) will bear the costs of retaining the Solicitor.  Shareholders of Opportunistic LargeCap Fund may receive a telephone call from the Solicitor asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-526-4094.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Opportunistic LargeCap Fund, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Opportunistic LargeCap Fund that may be presented at the Special Meeting.

Voting Rights

As a shareholder of Opportunistic LargeCap Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Opportunistic LargeCap Fund at the close of business on the Record Date will be entitled to be present and give voting instructions for Opportunistic LargeCap Fund at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, your vote must be received no later than 5:00 p.m. on August 9, 2010.  As of the Record Date, the following shares of beneficial interest of Opportunistic LargeCap Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	1,736,274.511
Class B	203,249.310
Class C	151,157.192
Class I	260,826.729
Class W	88.339
Total	2,351,596.081

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (a) 67% or more of the voting securities of Opportunistic LargeCap Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Opportunistic LargeCap Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of Opportunistic LargeCap Fund. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the record date or, if after the adjournment, a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, an abstention or broker non-vote will have the effect of a vote against the proposal.

Opportunistic LargeCap Fund expects that, before the Special Meeting, broker-dealer firms holding shares of Opportunistic LargeCap Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, Opportunistic LargeCap Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners.  If permitted, such broker-dealers may so vote.

To the knowledge of ING Investments, as of May 14, 2010, the officers and Directors of ISF and the officers and Trustees of IET beneficially owned, as a group, less than 1% of any class of each Fund.

Appendix C hereto lists the persons that, as of May 14, 2010, owned beneficially or of record 5% or more of the outstanding shares of any class of the Funds.

Other Matters to Come Before the Special Meeting

IET does not know of any matters to be presented at the Special Meeting other than the proposal described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

IET is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Opportunistic LargeCap Fund’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,

Secretary

June 29, 2010

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 29th day of April, 2010, by and between ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Core Equity Research Fund (the “Acquiring Fund”), and ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING Opportunistic LargeCap Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class I and Class W voting shares of common stock of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.                              Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s

Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the Company, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C, Class I and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be so credited to shareholders of Class A, Class B, Class C, Class I and Class W shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C, Class I and Class W Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class I and Class W shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                      VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.2.                              The net asset value of a Class A, Class B, Class C, Class I and Class W Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.3.                              The number of the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class I and Class W shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.                                      CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be August 21, 2010 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Fund shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Fund shall direct PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I and Class W shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.                              Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Company as follows:

(a)                                  The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)                                    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)                                 All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)                                 Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                                     Since May 31, 2009, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)                                  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                                     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                               All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)                                 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                                 The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                                 The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                              Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

(a)                                  The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)                                    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)                                 Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                                 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                                     Since May 31, 2009, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)                                     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                                  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                                     All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)                               The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                                 The Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)                                 The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                                 That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.                              The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Fund covenants that the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares received at the Closing.

5.8.                              The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Company’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’ election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3.                              The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.                              The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              The Trust shall have delivered to the Company a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.                              The Trust shall have delivered to the Company on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

7.4.                              The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.                              The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.                              The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.                              The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               INDEMNIFICATION

10.1.                        Subject to the exceptions and limitations contained in Section 10.2 and 10.3 below:

(a)           every person who is, or has been, a Trustee of the Trust or a Director of the Company (a “Covered Person”) shall be indemnified by the Company to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise which arise from or relate to the Acquired Fund

(b)           the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal, administrative or regulatory and including, without limitation, inquiries, investigations and appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities; provided, however that any Trustee or Director who is an “interested person” of an investment adviser to the Trust or the Company, within the meaning of the 1940 Act, shall be indemnified only for liabilities and expenses arising from his or her status as a Trustee or Director.  The rights of indemnification provided hereunder are in addition to, and not in lieu of, any other rights of indemnification that a Trustee or Director may have.

10.2.                        The obligation to provide indemnification herein shall arise only under circumstances in which insurance coverage does not exist, is inadequate, or is not reasonably available to the Covered Person in a timely manner.  Before making a claim hereunder a Covered Person shall use reasonable efforts to seek coverage under any policy of insurance maintained by the Trust.  Upon a determination by a Covered Person that coverage does not exist for any liability or expense, or that such coverage is not reasonably available in a timely manner, such Covered Person may seek indemnification hereunder; provided however that, upon request from the Company, such Covered Person shall make reasonable efforts to provide the Company with the benefit of any coverage or recovery that subsequently becomes available.

10.3.                        No indemnification shall be provided hereunder:

(a)           against any liability by reason of a final adjudication by a court or other body before which a proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or

(b)           in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (a) resulting in a payment by a Covered Person, unless the Covered Person is able to obtain a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by any one of the following methods:

(i)            by the court or other body approving the settlement or other disposition; or

(ii)           by a vote of a majority of the disinterested, non-party Directors of the Company acting on the matter (provided that a majority of the Directors of the Company then in office act on the matter) based upon a review of readily available facts (as opposed to full trial-type inquiry); or

(iii)          by written opinion of Independent Legal Counsel as defined in Section 10.5, based upon a review of readily available facts (as opposed to full trial-type inquiry).

10.4.                        Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.1. including, without limitation, a claim, action, suit, or proceeding for which insurance coverage exists as contemplated by Section 10.2 hereof, shall be advanced by the Company on behalf of the Acquiring Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification hereunder, provided that either:

(a)           such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Company shall be insured against losses arising out of any such advances; or

(b)           a majority of the disinterested, non-party Directors of the Company acting on the matter or an Independent Legal Counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

10.5.                        Independent Legal Counsel means a law firm, or a member of a law firm chosen by the Covered Person or Covered Persons (a) that is not objectionable to the Board of Directors of the Company, based on a reasonable assessment, and (b) that neither presently is, nor in the past two years has been, retained to represent: (i) the Trust, the Company or the Covered Person in any matter material to either such party, or (ii) any other party to the claim, action, suit or proceeding giving rise to a claim for indemnification hereunder.

10.6.                        No Covered Person shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

10.7.                        The rights of indemnification contemplated herein shall survive the Closing and shall inure to the benefit of their heirs, executors, administrators and assigns of each Covered Person.

11.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.                        The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2010, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Series Fund, Inc. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 Attn: Huey P. Falgout, Jr.	ING Equity Trust 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 Attn: Huey P. Falgout, Jr.

With a copy to:	With a copy to:

Goodwin Procter LLP Exchange Place 53 State Street Boston, MA 02109 Attn: Philip H. Newman	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 Attn: Jeffrey S. Puretz

15.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

15.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING EQUITY TRUST, on behalf of its
ING Opportunistic LargeCap Fund series

By:	/s/ Michael J. Roland
Name: Michael J. Roland
Title: Executive Vice President

ING SERIES FUND, INC., on behalf of its
ING Core Equity Research Fund series

By:	/s/ Todd Modic
Name: Todd Modic
Title: Senior Vice preisdent

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APPENDIX B

ADDITIONAL INFORMATION REGARDING ING CORE EQUITY RESEARCH FUND

SHAREHOLDER GUIDE

ING Purchase Options™

This Proxy Statement/Prospectus relates to five separate Classes of shares of ING Core Equity Research Fund (“Core Equity Research Fund” or the “Fund”):  Class A, Class B, Class C, Class I and Class W, each of which represents an identical interest in Core Equity Research Fund’s investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Core Equity Research Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”) shares held by you immediately prior to the Reorganization, and the period that you held shares of Opportunistic LargeCap Fund will be included in the holding period of Core Equity Research Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the shares of Core Equity Research Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, Class B, Class C, Class I and Class W shares of Core Equity Research Fund are shown and contrasted in the chart below. The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

	Class A		Class B		Class C		Class I	Class W
Maximum Initial Sales Charge on Purchases	5.75	%(1)	None		None		None	None
Contingent Deferred Sales Charge (“CDSC”) (2)	None	(3)	5.00	%(4)	1.00	%(5)	None	None
Annual Distribution (12b-1) and Service Fees (6)	0.25%		1.00%		1.00%		None	None
Maximum Purchase	Unlimited		$100,000		$100,000		Unlimited	Unlimited
Automatic Conversion to Class A	N/A		8 Years	(7)	N/A		N/A	N/A

(1)    Reduced for purchases of $50,000 and over.

(2)    Any CDSC that would otherwise be payable due to the redemption of any shares of Core Equity Research Fund acquired as a result of the Reorganization will be waived for the period ending 30 days following the Closing Date.

(3)    For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge.  See “Class A Shares: Initial Sales Charge Alternative” in this Appendix B.

(4)    Imposed upon redemption within 6 years from purchase.  Fee has scheduled reductions after the first year.  See “Class B Shares: Deferred Sales Charge Alternative” in this Appendix B.

(5)    Imposed upon redemption within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in this Appendix B.

(6)    Annual asset-based distribution charge.

(7)    Class B shares of Core Equity Research Fund issued to shareholders of Opportunistic LargeCap Fund in the Reorganization will convert to Class A shares after eight years from the original date of purchase of the Class B shares of Opportunistic LargeCap Fund.

ING Purchase Options Among Class A, Class B and Class C

When choosing between Classes A, B and C, you should carefully consider:

•                  How long you plan to hold the Fund;

•                  The amount of your investment;

•                  The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•                  Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 or $1,000,000 in the case of Class C shares. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares do not exceed the maximum of $100,000 or $1,000,000 in the case of Class C shares. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount.  When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

Class I shares are offered at NAV without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) individuals whose accounts are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940; (vi) retirement plans affiliated with ING Groep N.V.; (vii) ING Groep N.V. affiliates for purposes of corporate cash management; (viii) other registered investment companies; and (ix) shareholders holding Class I shares of other ING Funds as of February 28, 2002, as long as they maintain a shareholder account.

Class W shares are available only to: (i) wrap programs offered by broker-dealers and financial institutions; (ii) individuals whose accounts are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940; (iii) retirement plans affiliated with ING Groep; (iv) ING Groep affiliates for purposes of corporate cash management; and (v) by other ING Funds in the ING Family of Funds.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled.  As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts.  The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount.  In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated.  The SAI of the Fund discusses specific classes of investors who may be eligible for a reduced sales charge.

Distribution and Shareholder Servicing Fees — Class A, Class B and Class C

To pay for the cost of promoting the Fund and servicing your shareholder account, Class A, Class B and Class C shares of the Fund have adopted a Rule 12b-1 plan, which requires distribution and shareholder service fees to be paid out of the assets of each class.  Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds are distributed by ING Funds Distributor, LLC (“Distributor”). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority (“FINRA”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund’s Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund’s shares held by the broker-dealer’s customers; or (2) 0.20% of the value of the Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund’s Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the end of the last calendar year are: A.G. Edwards a Division of Wachovia Securities LLC; Ameriprise Advisor Services, Inc.; Ameritrade, Inc.; Charles Schwab & Co., Inc.; Citigroup Global Markets, Inc.; Directed Services LLC; Financial Network Investment; First Clearing, LLC; ING DIRECT Securities, Inc.; ING Financial Advisors, LLC; ING Financial Partners, Inc.; ING Life Insurance and Annuity Co.; Linsco Private Ledger Financial Corp.; Merrill Lynch Pierce Fenner & Smith; Morgan Stanley & Co., Inc.; National Financial Services Corp.; Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.; Prudential Investment Management Services; Raymond James Associates, Inc.; Raymond James Financial Services; RBC Capital Markets Corp.; UBS Financial Services, Inc.; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Sales Charge Calculation — Class A, Class B and Class C

Class A Shares: Initial Sales Charge Alternative(1)(2)

Class A shares of the Fund are sold subject to the following sales charge:

Your Investment	As a % of the Offering Price(3)	As a % of net amount invested
Less than $50,000	5.75%	6.10%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See below

(1)   Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2)   Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(3)   The term “offering price” includes the front-end sales charge. Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more.  However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$1,000,000 - $2,499,999	1.00%	2 years
$2,500,000 - $4,999,999	0.50%	1 year
$5,000,000 and over	0.25%	1 year

Class B Shares: Deferred Sales Charge

Class B shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of Opportunistic LargeCap Fund.  Class B shares acquired initially through funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.  For additional information on the CDSC and the conversion of Class B, see the Fund’s SAI.

Class C Shares: Deferred Sales Charge

Class C shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years After Purchase	CDSC on Shares Being Sold
1st Year	1.00%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Sales Charge Reductions and Waivers — Class A, Class B and Class C

Reduced or Waived Front-End Sales Charges.  You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•  Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•  Rights of Accumulation — lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

•  Combination Privilege — shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV.  This may be done by:

•  Reinstatement Privilege — if you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days; or

•  Purchases by Certain Accounts — Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the Fund’s SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC Waivers.  If you notify PNC Global Investment Servicing (U.S.) Inc., the Fund’s transfer agent (“Transfer Agent”) at the time of redemption, the CDSC for each class will be waived in the following cases:

•  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•  For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

Reinstatement Privilege.  If you sell Class A, Class B or Class C shares of the Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale.  Reinstated Class B and Class C shares will retain their original cost and purchase dates for purposes of the CDSC.  This privilege can be used only once per calendar year.  If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the Fund’s SAI for more information.

Purchase of Shares

The minimum initial investment amounts for Class A, Class B and Class C of the Fund are as follows: (i) non-retirement accounts: $1,000; (ii) retirement accounts: $250; (iii) Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month; and (iv) certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.

The minimum initial investment amount for Class I shares of the Fund is $250,000.

The minimum initial investment for Class W shares is $1,000.

There are no investment minimums for any subsequent purchases.  Shareholders can make investment using the methods outlined in the table below.

Method	Initial Investment	Additional Investment
By Contacting Your Investment Professional	An investment professional with an authorized firm can help you establish and maintain your account.	Visit or consult an investment professional.

By Mail

Visit or consult an investment professional. Make your check payable to the ING Funds and mail it, along with a completed Account Application. Please indicate your investment professional on the New Account Application.

Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the ING Funds and mail them to the address on the account statement. Remember to write your account number on the check.

By Wire

Call the ING Operations Department at (800) 922-0180 and select Option 4 to obtain an account number and indicate your investment professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

PNC
ABA # 031000053
Pittsburgh, PA
credit to:
(the Fund)
A/C #8611773535; for further credit to Shareholder A/C #                          (A/C # you received over the telephone)
Shareholder Name: (Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds
P.O. Box 9772
Providence, RI
02940-9772

Wire the funds in the same manner described under “Initial Investment.”

More information regarding sales charges and applicable breakpoints may be found on the Fund’s website by going to www.ingfunds.com, clicking on the “Forms & Literature” link, and then using the “Shareholder Guides” link found under the “Prospectus & Reports” section and selecting the appropriate fund link.  Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

The Fund and the Distributor reserve the right to reject any purchase order.  Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.  The Fund and the Distributor reserve the right to waive minimum investment amounts.  Waiver of the minimum investment amount can increase operating expenses of the Fund.  The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B, Class C,  $250,000 for Class I or $1,000 for Class W.

Customer Identification

Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

•  Name;

•  Date of birth (for individuals);

•  Physical residential address (although post office boxes are still permitted for mailing); and

•  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading — Market Timing

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in its best interest or that of its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse affect on Fund performance.

Funds that invest in foreign securities, of which the Fund is one, may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. Currently Interactive Data Pricing and Reference Data, Inc. provides such services to the Fund. However, to the extent that the Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.

The Fund’s Board of Directors (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with ING Funds once every (30) days. However, the Fund prohibits frequent trading. The Fund has defined frequent trading as follows:

•                  Any shareholder or financial adviser initiated exchanges among all their accounts with the Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•                  Trading deemed harmful or excessive by the Fund (including but not limited to patterns of purchases and redemptions), in their sole discretion; and

•                  Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•                  Purchases and sales of Fund shares in the amount of $5,000 or less;

•                  Transfers associated with systematic purchases or redemptions;

•                  Purchases and sales of funds that affirmatively permit short-term trading;

•                  Rebalancing to facilitate fund-of-fund arrangements or the Funds’ systematic exchange privileges;

•                  Purchases or sales initiated by ING Funds; and

•                  Transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the ING Funds’ policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•                  Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st. Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred eighty (180) days.

No purchases or exchanges will be permitted in the account and all related accounts bearing the same tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred eighty (180) day suspension any trading restrictions placed on the account(s) shall be removed.

The Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective.

The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients’ transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Fund’s administrator now has agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Fund’s administrator will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, the Fund will rely on the intermediaries’ excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Retirement Plans

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations.  State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How to Redeem Shares

Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange (“NYSE”) is open for business.  Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

Redemption of Shares

You may redeem shares by using the methods outlined in the table below.

Method	Procedures
By Contacting Your Investment Professional

You may redeem shares by contacting your investment professional. Investment professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds
P.O. Box 9772
Providence, RI 02940-9772

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

Method	Procedures
By Telephone—Expedited Redemption

You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.  Your Class A, Class B or Class C account must have a current value of at least $10,000 and minimum withdrawal amount is $100.  Your Class I account must have a current value of at least $250,000 and minimum withdrawal amount is $1,000, while your Class W account must have a current value of at least $1,000 also with a minimum withdrawal amount of $1,000.  You may choose from monthly, quarterly, semi-annual or annual payments.  For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI of the Fund.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order.  The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Security and Exchange Commission (the “SEC”).  When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears.  This may take up to 15 days or more.  To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price.  In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.  An investor may incur brokerage costs in converting such securities to cash.

Net Asset Value

The NAV per share of each class of the Fund is determined each business day as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Fund is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on national holidays and Good Friday.  The Fund’s shares will not be priced on those days.  The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated.  As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Fund could obtain fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares, you receive the NAV minus any applicable CDSC.  Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor.  A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed.  If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion.  If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day.  For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account.  You may rely on these confirmations in lieu of certificates as evidence of your ownership.  Certificates representing shares of the Fund will not be issued unless you request them in writing.

Telephone Orders

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.  The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine.  These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions.  If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of an ING Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Proxy Statement/Prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.  The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Fund into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, Core Equity Research Fund’s CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in Core Equity Research Fund.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum.  Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed.  Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1.  Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

The Fund has adopted a policy concerning investor privacy.  To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, or obtain a policy over the internet at www.ingfunds.com.

Householding

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts.  If you are a shareholder and wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional.  We will begin sending you individual copies thirty days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in its SAI.  The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., the Fund will post the quarter ending June 30 holdings on July 31).  The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until it files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Fund’s website is located at www.ingfunds.com.

Management of the Fund

Investment Adviser.  ING Investments, LLC (as previously defined, the “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund.  ING Investments has overall responsibility for the management of the Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.  The aggregate annual management fees paid by the Fund for the most recent fiscal year was approximately 0.68% of the Fund’s average daily net assets.  For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund’s annual shareholder report to be dated May 31, 2010.

Sub-Adviser.  ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund. ING Investments acts as a “manager-of-managers” for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments’ oversight.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Fund’s Board of Trustees.  The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-advisers as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund’s shareholders.  The Fund will notify shareholders of any change in the identity of its sub-adviser or the addition of a sub-adviser to the Fund.  In this event, the name of the Fund and its investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Fund’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING Investment Management Co. (“ING IM” or “Sub-Adviser”), a Connecticut corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective and policies, subject to oversight by ING Investments and the Fund’s Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.  The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals jointly share responsibility for the day-to-day management of the Fund:

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Pavel Vaynshtok, CFA, Portfolio Manager and Director of Quantitative Research, is responsible for leading quantitative research efforts for all equity portfolios. In his prior role at ING, he was a senior quantitative analyst leading development of the quantitative equity platform. He joined ING in 2004. Prior to joining ING, Mr. Vaynshtok was a portfolio manager and quantitative analyst at JPMorgan Investment Management, where he managed structured equity portfolios and developed modes for stock selection.

Additional Information Regarding Portfolio Managers.  The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Dividends, Distributions and Taxes

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.  The Fund pays dividends and capital gains, if any, annually.

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another ING Fund that offers the same class of shares.

The following information is meant as a general summary for U.S. shareholders. Please see the Fund’s SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•                  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•                  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•                  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•                  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•                  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through 2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

•                  Distributions of certain long-term gains from depreciable real estate are taxed at a minimum rate of 25%.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you have held those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see the Fund’s SAI for further information regarding tax matters.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from Core Equity Research Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended November 30, 2009, which is unaudited.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions (2)	Expenses net of fee waivers and/or recoupments, if any (2)(3)		Expenses net of all reductions/ additions (2)(3)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)

ING Growth and Income Fund
Class A
11-30-09	8.77	0.04		1.44	1.48	0.04	—	—	0.04	10.21	16.96	1.29	1.08	†	1.08	†	0.77	†	317,824	57
05-31-09	12.74	0.11		(3.96)	(3.85)	0.12	—	—	0.12	8.77	(30.28)	1.25	1.08	†	1.08	†	1.19	†	283,003	177
05-31-08	13.46	0.15	*	(0.78)	(0.63)	0.09	—	—	0.09	12.74	(4.69)	1.34	1.11	†	1.11	†	1.18	†	324,594	221
05-31-07	11.05	0.12		2.46	2.58	0.17	—	—	0.17	13.46	23.65	1.25	1.25	†	1.25	†	0.98	†	58,025	181
05-31-06	10.15	0.19	*	0.89	1.08	0.18	—	—	0.18	11.05	10.76	1.27	1.27		1.27		1.84		50,656	23
05-31-05	9.38	0.17		0.80	0.97	0.20	—	—	0.20	10.15	10.47	1.24	1.24		1.23		1.64		55,672	31
Class B
11-30-09	8.63	0.01		1.40	1.41	0.01	—	—	0.01	10.03	16.39	2.04	1.83	†	1.83	†	0.03	†	15,595	57
05-31-09	12.50	0.04	*	(3.88)	(3.84)	0.03	—	—	0.03	8.63	(30.77)	2.00	1.83	†	1.83	†	0.43	†	17,009	177
05-31-08	13.24	0.05	*	(0.77)	(0.72)	0.02	—	—	0.02	12.50	(5.47)	2.09	1.90	†	1.90	†	0.40	†	21,211	221
05-31-07	10.87	0.02		2.44	2.46	0.09	—	—	0.09	13.24	22.76	2.00	2.00	†	2.00	†	0.21	†	11,837	181
05-31-06	10.00	0.11		0.87	0.98	0.11	—	—	0.11	10.87	9.89	2.02	2.02		2.02		1.07		8,700	23
05-31-05	9.24	0.07		0.81	0.88	0.12	—	—	0.12	10.00	9.62	1.99	1.99		1.98		0.87		7,796	31
Class C
11-30-09	8.58	0.00	*	1.41	1.41	0.02	—	—	0.02	9.97	16.41	2.04	1.83	†	1.83	†	0.02	†	11,428	57
05-31-09	12.46	0.04	*	(3.88)	(3.84)	0.04	—	—	0.04	8.58	(30.82)	2.00	1.83	†	1.83	†	0.47	†	10,820	177
05-31-08	13.20	0.05	*	(0.76)	(0.71)	0.03	—	—	0.03	12.46	(5.42)	2.09	1.89	†	1.89	†	0.39	†	7,409	221
05-31-07	10.84	0.02		2.43	2.45	0.09	—	—	0.09	13.20	22.72	2.00	2.00	†	2.00	†	0.21	†	2,767	181
05-31-06	9.96	0.12		0.86	0.98	0.10	—	—	0.10	10.84	9.93	2.02	2.02		2.02		1.07		1,925	23
05-31-05	9.20	0.07		0.80	0.87	0.11	—	—	0.11	9.96	9.55	1.99	1.99		1.98		0.89		2,035	31

Class I
11-30-09	8.80	0.04		1.45	1.49	0.05	—	—	0.05	10.24	17.03	1.04	1.04		0.83	†	0.89	†	39,229	57
05-31-09	12.79	0.13		(3.97)	(3.84)	0.15	—	—	0.15	8.80	(30.11)	1.00	1.00		0.83	†	1.44	†	18,326	177
05-31-08	13.50	0.17		(0.77)	(0.60)	0.11	—	—	0.11	12.79	(4.45)	1.09	1.09		0.95	†	1.33	†	23,461	221
05-31-07	11.08	0.15	*	2.47	2.62	0.20	—	—	0.20	13.50	23.98	1.00	1.00		1.00	†	1.25	†	25,407	181
05-31-06	10.18	0.22	*	0.89	1.11	0.21	—	—	0.21	11.08	11.01	1.02	1.02		1.02		2.08		30,487	23
05-31-05	9.42	0.20		0.79	0.99	0.23	—	—	0.23	10.18	10.72	0.99	0.99		0.98		1.89		41,923	31
Class O
11-30-09	8.77	0.04		1.43	1.47	0.04	—	—	0.04	10.20	16.87	1.29	1.08	†	1.08	†	0.76	†	12,900	57
02-06-09(4)-05-31-09	8.00	0.01	*	0.76	0.77	—	—	—	—	8.77	9.63	1.25	1.08	†	1.08	†	0.25	†	10,505	177
Class W
06-12-09(4)-11-30-09	9.03	0.05	*	1.22	1.27	0.05	—	—	0.05	10.25	14.16	1.04	0.83	†	0.83	†	1.03	†	3	57

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
*	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005%impact on the expense ratio and net investment income or loss ratio.

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APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of May 14, 2010:

ING OPPORTUNISTIC LARGECAP FUND

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
ING National Trust 1 Orange Way Windsor, CT 06095-4773	21.5% Class A: Beneficial	15.9%	0.9%

ING Life Insurance & Annuity Co One Orange Way B3N Windsor, CT 06095	6.6% Class A; 14.0% Class I; 100.0% Class W; Beneficial	6.5%	0.4%

First Clearing 2801 Market St Saint Louis, MO 63103-2523	15.1% Class B; 5.7% Class C; Beneficial	2.1%	5.5%

Citigroup Global Markets, Inc. 333 W. 34th St. New York, NY 10001-2402	7.3% Class B; Beneficial	0.9%	0.2%

UBS Financial Services Inc. FBO Simoni Limited Partnership 1401 Providence Hwy Suite 4 Norwood, MA 02062-5060	9.2% Class C; Beneficial	0.6%	0.0%

MLPF & S for the Sole Benefit of the Customers 4800 Deer Lake Dr East 3rd Floor Jacksonville, FL 32246-6484	6.7% Class C; Beneficial	1.8%	4.5%

C-1

ING CORE EQUITY RESEARCH FUND

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
First Clearing 2801 Market St Saint Louis, MO 63103-2523	6.4% Class A: 13.7% Class B; 13.1% Class C; Beneficial	5.9%	5.5%

MLPF & S for the Sole Benefit of the Customers 4800 Deer Lake Dr East 3rd Floor Jacksonville, FL 32246-6484	5.1% Class A; 7.4% Class B; 18.9% Class C; Beneficial	5.1%	4.5%

Citigroup Global Markets, Inc. 333 W. 34th St. New York, NY 10001-2402	5.6% Class C; Beneficial	3.0%	0.2%

ING Strategic Allocation Growth 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	23.4% Class I; Beneficial	2.5%	2.4%

ING National Trust 151 Farmington Ave Hartford, CT 06101	19.6% Class I; Beneficial	5.9%	2.0%

ING Strategic Allocation Moderate 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	14.1% Class I; Beneficial	1.5%	1.4%

Reliance Trust Company PO Box 48529 Ste 200 Atlanta, GA 30362-1529	9.8% Class I; Beneficial	1.1%	1.0%

ING Strategic Allocation Conservative 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.6% Class I; Beneficial	0.6%	0.6%

Sharebuilder Securities Corp 83 S King St Ste 700 Seattle, WA 98104-3852	97.3% Class O; Beneficial	3.6%	3.4%

Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.0% Class W; Beneficial	0.0%	0.0%

(*)         On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on May 14, 2010.

C-2

PART B

ING SERIES FUND, INC.

Statement of Additional Information

June 29, 2010

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
ING Opportunistic LargeCap Fund	ING Core Equity Research Fund
(A Series of ING Equity Trust)	(A Series of ING Series Fund, Inc.)
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Series Fund, Inc. (“SAI”) is available to the shareholders of ING Opportunistic LargeCap Fund, a series of ING Equity Trust, in connection with a proposed transaction whereby all of the assets and known liabilities of ING Opportunistic LargeCap Fund will be transferred to ING Core Equity Research Fund, a series of ING Series Fund, Inc., in exchange for shares of ING Core Equity Research Fund.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for ING Core Equity Research Fund; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.         The SAI for ING Opportunistic LargeCap Fund dated September 30, 2009, as filed on September 25, 2009 (File No: 333-56881).

2.         The SAI for ING Core Equity Research Fund dated September 30, 2009, as filed on September 25, 2009 (File No: 033-41694).

3.         The Financial Statements of ING Opportunistic LargeCap Fund included in the Annual Report dated May 31, 2009, as filed on August 6, 2009 and the Semi-Annual Report dated November 30, 2009, as filed on February 4, 2010 (File No: 811-08817) .

4.         The Financial Statements of ING Core Equity Research Fund included in the Annual Report dated May 31, 2009, as filed on August 6, 2009 and the Semi-Annual Report dated November 30, 2009, as filed on February 4, 2010 (No: 811-06352).

Pro forma financial statements in connection with this Reorganization have not been included in this SAI since the net asset value of ING Opportunistic LargeCap Fund, the disappearing fund, did not exceed ten percent of the net asset value of the surviving fund, ING Core Equity Research Fund, as of April 15, 2010.

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 29, 2010, relating to the Reorganization of ING Opportunistic LargeCap Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy.

PORTFOLIO MANAGERS’ REPORT FOR
ING CORE EQUITY RESEARCH FUND (formerly, ING Growth and Income Fund)

Set forth below is an excerpt from ING Core Equity Research Fund’s Annual Report for the fiscal year ended May 31, 2009.

*              *              *

MARKET PERSPECTIVE: YEAR ENDED May 31, 2009

In our semi-annual report, we described a financial world staring into the abyss of credit market collapse. Matters would get worse before they got better. Global equities in the form of the MSCI World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), had plunged 36.10% to the end of November. The MSCI World Index(1) continued to slide and by March 9, 2009, it dropped another 21.00%, plumbing levels not seen since late 2002. From there markets recovered, fitfully but strongly, and squeezed out a gain of 5.90% for the second half-year, shaving the loss for the fiscal year ended May 31, 2009 to 32.30%. (The MSCI World® Index dropped 34.83% for the fiscal year ended May 31, 2009, measured in U.S. dollars). In currencies, the dollar fell 10.30% against the euro and 5.00% against the pound in the second six months, reducing dollar gains for the fiscal year ended May 31, 2009 to, respectively, 9.70% and 22.00%. Against the yen, the dollar lost 9.60% for the fiscal year ended May 31, 2009, all but 0.20% of this in the first half of the fiscal year.

The global credit crisis had worsened after the U.S. government, by then the judge, jury and executioner for financial institutions in trouble, allowed Lehman Brothers no reprieve from bankruptcy. Lending all but seized up. Investors dumped risky asset classes to buy U.S. Treasuries or repay debt.

The policy response was huge but initially muddled. The Troubled Assets Relief Program (“TARP”), with a budget of $700 billion, was originally intended to relieve banks’ balance sheets of enormous volumes of distressed loans and toxic assets. Instead most of the money was used to recapitalize the banks.

Other government-sponsored programs provided practical help, like support for the commercial paper market and a guarantee facility for money market funds. The announced intention to buy vast quantities of agency mortgage-backed bonds and debentures drove 30-year mortgage rates below 5.00% to record low levels. The newly-elected U.S. president promised a $1 trillion stimulus package. And in December, the Federal Open Market Committee (“FOMC”) reduced interest rates to between 0% and 0.25%.

But credit conditions remained conspicuously tight and the real economy was still in trouble.

Unemployment reached 8.90% in April, the highest since 1983. In the first quarter of 2009, 9.12% of mortgages were in delinquency as house prices sank nearly 19.00% year-over-year according to the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) for 20 major metropolitan areas. Inflation recorded its first annual decline since 1955. Gross Domestic Product (“GDP”) fell at an annualized rate of 5.70% in the first quarter of 2009, after falling 6.30% in the previous quarter, the worst performance since 1982.

Yet by early March, some of the news was getting less bad and before long, the term “green shoots” seemed to be on the lips of almost every financial commentator. Durable goods orders, consumer confidence and at last, new home sales and single family housing starts unexpectedly picked up from still poor levels. Some hard details were announced about a new Public-Private Investment Program to buy up banks’ distressed securities: many people think it might work. And some banks even reported first quarter headline profits, although the footnotes and fine print were less impressive. Still, news usually has to get less bad before it becomes good and these tentative signs of hope were enough to inspire a partial return to favor for risky asset classes, at least through May.

U.S. fixed income markets had a tumultuous six months, reflecting the appetite for risk. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 5.36% for the fiscal year ended May 31, 2009, 5.10% of it after November. High yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(4) gained 36.14% after November, but lost 7.06% for the fiscal year ended May 31, 2009. The yield on the ten-year U.S. Treasury Note started the fiscal year at 3.76%, fell by the end of 2008 to 2.24%, the lowest since 1954, but recovered to 3.46% by the end of the fiscal year ended May 31, 2009.

2

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(5) including dividends, edged ahead 4.10% in the six months through May 2009, which did little to cushion a 32.60% fall for the fiscal year ended May 31, 2009. The first quarter of 2009 marked the seventh straight quarter of declining profits from one year earlier for S&P 500® companies. As with stock markets generally, March 9, 2009 was the low point, when the index closed at September 1996 levels. From there it recovered 36.60%, with the financials sub-index soaring 97.30%.

International markets also took heart after March 9, 2009, as lower interest rates, government stimulus and a smattering of not-so-bad economic reports led many to feel that the worst of the crisis was over. The MSCI Japan® Index(6) added 9.30% for the six months through May, but fell 36.30% for the fiscal year ended May 31, 2009. GDP in the first quarter of 2009 was 4.00% less than in the previous quarter, as exports halved in value year-over-year. Nevertheless, sentiment was supported by the scale of China’s $586 billion stimulus package. The MSCI Europe ex UK® Index(7) rose 4.40%, (down 34.10% for the fiscal year ended May 31, 2009). First quarter Eurozone GDP fell 4.60% from the previous year, depressed also by slumping exports, especially for Germany, the world’s biggest exporter. After a slow start, the European Central Bank ultimately cut interest rates back to 1.00%. The MSCI UK® Index(8) gained 5.80% (down 23.50% for the fiscal year ended May 31, 2009). The effects of a bigger housing bubble than in the U.S. and deeper personal indebtedness pushed first quarter GDP down 4.10% from first quarter 2008, prompting the Bank of England to reduce interest rates to 0.50% and introduce quantitative easing. Yet retail sales held up fairly well and house prices were starting to firm as our fiscal year ended.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING CORE EQUITY RESEARCH FUND

PORTFOLIO MANAGERS’ REPORT

ING Growth and Income Fund (the “Fund”) seeks long-term growth of capital and income. The Fund is managed by Christopher F. Corapi and Pavel Vaynshtok*, Portfolio Managers of ING Investment Management Co. (“ING IM”) — the Sub-Adviser.

Performance: For the year ended May 31, 2009, the Fund’s Class A shares, excluding sales charges, provided a total return of (30.28)% compared to the Standard and Poor’s 500® Composite Stock Price Index(1) (“S&P 500® Index”) which returned (32.57)% for the same period.

Portfolio Specifics: During the period, the Fund outperformed the S&P 500® Index primarily due to strong stock selection, which was positive in eight out of ten sectors. In particular, our stock picks within financials, consumer discretionary and energy contributed the most to returns. In the financial sector, the Fund benefited from underweighting or avoiding some of the worst performing stocks. Our decision to own quality companies with good capital positions, such as Goldman Sachs Group, Inc. and JPMorgan Chase & Co., helped relative results as these companies continue to win market share from weaker competitors. The Fund benefited from our decision to increase exposure to more economically sensitive, consumer discretionary companies, such as Coach, Inc. (“Coach”), Gap, Inc. and Macy’s, Inc. We believed these stocks were oversold and would benefit from signs of stabilization in the U.S. economy. Finally, the Fund’s investment in Transocean, Inc., a drilling services company, benefited from a stable backlog, inexpensive valuation and stable, visible earnings.

Stock selection within industrials detracted the most from performance during the period. The main detractor was the Fund’s exposure to companies tied to global infrastructure spending, including Foster Wheeler Ltd. and SPX Corp., which significantly declined over the last year. Additionally, our decision to underweight United Parcel Service, Inc. (“UPS”) at certain times during the year detracted from results. UPS held up better than its peers due to its defensive characteristics and attractive dividend yield. Finally, the Fund’s investment in Quanta Services, Inc. declined significantly after a disappointing fourth quarter due to delays in telecom spending. Although some of the projects were pushed out as a result of typical permitting and bureaucratic delays rather than credit-related issues, the street took this as a sign of weakness in the transmission cycle.

Current Strategy Outlook: We are positioning the Fund in companies that we believe have strong or improving competitive positions, robust end markets or superior capital allocation opportunities. We believe each stock the Fund invests in possesses an attractive valuation and a clear catalyst to improve it. While we expect demand for handbags and accessories to remain under pressure, we believe Coach is well-equipped to weather the storm and preserve its earnings per share based on its high store productivity, good inventory management and resilient international business. Finally, we expect a cyclical recovery in the semiconductor industry due to the massive supply chain shutdown experienced last quarter, as well as a recovery in overall demand, partially driven by inventory de-stocking. We believe Taiwan Semiconductor Manufacturing Co., Ltd., the world’s largest foundry, will benefit from this cyclical trend as utilization levels accelerate to more normalized levels, thereby boosting revenues and margins.

4

Top Ten Holdings
as of May 31, 2009
(as a percent of net assets)

ExxonMobil Corp.	4.9%
Google, Inc. - Class A	3.2%
Coca-Cola Co.	3.2%
Apple, Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Procter & Gamble Co.	2.6%
AT&T, Inc.	2.4%
Goldman Sachs Group, Inc.	2.3%
Coach, Inc.	2.2%
Gilead Sciences, Inc.	2.2%

Portfolio holdings are subject to change daily.

*  Mr. Vaynshtok was added as a portfolio manager to the Fund effective March 25, 2009.

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

5

ING CORE EQUITY RESEARCH FUND

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2009

	1 Year	5 Year	10 Year	Since Inception of Class O February 6, 2009
Including Sales Charge:
Class A(1)	(34.31)%	(1.07)%	(3.19)%	—
Class B(2)	(34.22)%	(1.04)%	(3.34)%	—
Class C(3)	(31.51)%	(0.67)%	(3.35)%	—
Class I	(30.11)%	0.35%	(2.38)%	—
Class O	—	—	—	9.63%
Excluding Sales Charge:
Class A	(30.28)%	0.10%	(2.62)%	—
Class B	(30.77)%	(0.65)%	(3.34)%	—
Class C	(30.82)%	(0.67)%	(3.35)%	—
Class I	(30.11)%	0.35%	(2.38)%	—
Class O	—	—	—	9.63%
S&P 500® Index(4)	(32.57)%	(1.90)%	(1.71)%	12.44	%(5)

Based on a $10,000 investment, the graph and table above illustrate the total return of ING Growth and Income Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will ßuctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

6

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  Since inception performance for the index is shown from February 1, 2009.

7

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 10, 2010

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Opportunistic LargeCap Fund

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on August 10, 2010 at 10:00 a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                                       To approve an Agreement and Plan of Reorganization by and between ING Opportunistic LargeCap Fund and ING Core Equity Research Fund, providing for the reorganization of ING Opportunistic LargeCap Fund with and into ING Core Equity Research Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement provides for indemnification of directors and officers.  In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2008.

Section 9 of the Amended Investment Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 (“1940 Act”) or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser’s stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties under this Agreement, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

The Administration Agreement provides for indemnification of the Administrator.  Section 7 of the Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement.  The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund.  The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.” The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1)                                  (a)           Articles of Amendment and Restatement dated February 21, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(b)                                Articles of Amendment dated February 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(c)                                 Articles of Amendment dated September 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

(d)                                Articles of Amendment dated October 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(e)                                 Articles of Amendment effective February 17, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(f)                                   Articles of Amendment effective March 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(g)                                Articles of Amendment effective August 14, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

(h)                                Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(i)                                    Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(j)                                    Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund III — Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant Registration Statement on Form N-1A on July 14, 2005 and incorporated herein by reference.

(k)                                 Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund IV — Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(l)                                    Articles of Amendment effective December 1, 2005, regarding name change of ING Index Plus Protection Fund — Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(m)                              Articles Supplementary dated March 13, 2006, regarding ING 130/30 Large Cap Equity Fund (ING 130/30 Fundamental Research Fund) — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(n)                                Articles of Amendment effective April 28, 2006, regarding name change of ING Strategic Allocation Balanced Fund and ING Strategic Allocation Income Fund — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(o)                                Articles of Amendment effective March 30, 2006 regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research Fund — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(p)                                Plan of Liquidation and Dissolution of Series effective April 3, 2006 for ING Classic Index Plus Fund — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(q)                                Articles of Amendment effective June 13, 2006, regarding the dissolution of ING Classic Index Plus Fund — Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A on July 28, 2006 and incorporated herein by reference.

(r)                                   Articles of Amendment effective August 14, 2006, regarding name change of ING Equity Income Fund to ING Growth and Income Fund — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(s)                                 Articles of Amendment effective February 2, 2007, regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(t)                                   Articles of Amendment effective February 28, 2007, regarding name change of ING International Growth Fund to ING International Equity Fund — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(u)                                Articles of Amendment effective January 7, 2008, regarding dissolution of ING Growth Fund and ING International Equity Fund — Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(v)                                Articles Supplementary dated February 15, 2008, regarding the creation of ING Global Income Builder Fund and ING Tactical Asset Allocation Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A on March 4, 2008 and incorporated herein by reference.

(w)                              Articles Supplementary dated May 20, 2008, regarding the creation of ING Corporate Leaders 100 Fund — Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(x)                                  Articles of Amendment effective June 11, 2008 regarding name change of ING Global Income Builder Fund to ING Global Target Payment Fund — Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A on August 21, 2008 and incorporated herein by reference.

(y)                                Articles Supplementary dated September 16, 2008, regarding the creation of ING Alternative Beta Fund — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(z)                                  Articles of Amendment effective October 13, 2004 regarding dissolution of ING Classic Principal Protection Fund I — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(aa)                           Articles of Amendment effective December 31, 2004 regarding dissolution of ING Classic Principal Protection Fund II — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(bb)                         Articles of Amendment dated January 30, 2006 regarding dissolution of ING Classic Principal Protection Fund III — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(cc)                           Articles of Amendment dated January 31, 2006 regarding dissolution of ING Classic Principal Protection Fund IV — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(dd)                         Articles Supplementary dated October 15, 2008 regarding the creation of ING U.S. Government Money Market Fund — Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

(ee)                           Plan of Liquidation and Dissolution of Series effective February 9, 2009 for ING 130/30 Fundamental Research Fund — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

(ff)                               Articles of Amendment dated March 2, 2009 regarding dissolution of ING Global Science and Technology Fund — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

(gg)                         Articles of Amendment dated April 20, 2009 regarding dissolution of 130/30 Fundamental Research Fund — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

(hh)                         Articles Supplementary dated June 3, 2009 regarding the designation and classification of Class W shares of ING Growth and Income Fund and ING Small Company Fund — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

(2)                                  Second Amended and Restated By-Laws — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(3)                                  Not applicable.

(4)                                  Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Growth and Income Fund series, and ING Equity Trust, on behalf of its ING Opportunistic LargeCap Fund series — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)                                  Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(6)                                  (a)           Amended Investment Management Agreement dated April 1, 2004 between ING Investments, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

(i)                                     Amendment to Amended Investment Management Agreement dated January 1, 2007, between ING Investments, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(ii)                                  Second Amendment to Amended Investment Management Agreement effective April 4, 2008, between ING Investments, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iii)                               Amended and Restated Schedule A dated October 31, 2008 to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1,

2004 — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A on December 17, 2008 and incorporated herein by reference.

(iv)                              Amended and Restated Schedule A dated December 2009 to Amended Investment Management Agreement between ING Investments, LLC and INC Series Fund, Inc. dated April 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(b)                                 Sub-Advisory Agreement dated March 1, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                     First Amendment to Sub-Advisory Agreement effective July 29, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)                                  Second Amendment to Sub-Advisory Agreement dated January 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(iii)                               Third Amendment to Sub-Advisory Agreement effective October 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) — Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iv)                              Fourth Amendment to Sub-Advisory Agreement effective April 4, 2008, between ING Investments, LLC and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A on April 14, 2008 and incorporated herein by reference.

(v)                                 Amended and Restated Schedule A dated October 31, 2008, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A on December 17, 2008 and incorporated herein by reference.

(vi)                              Amended and Restated Schedule A dated December 2009, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(c)                                  Sub-Advisory Agreement dated October 22, 2008 between ING Investments, LLC and ING Investment Management Advisors B.V. — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A on December 17, 2008 and incorporated herein by reference.

(d)                                 Amended and Restated Expense Limitation Agreement effective March 1, 2002, as restated August 1, 2003 and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A on July 14, 2005 and incorporated herein by reference.

(i)                                     Side letter Agreement effective from April 4, 2008 to April 4, 2011 between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. dated April 4, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(ii)                                  Amended Schedule A dated June 3, 2009 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

(iii)                               Amended Schedule A dated December 16, 2009 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(e)                                  Money Market Fund Expense Limitation Agreement with respect to ING Money Market Fund effective December 15, 2008 between ING Investment, LLC, ING Fund Distributor, LLC, and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(f)                                    Money Market Fund Expense Limitation Agreement with respect to Brokerage Cash Reserves effective January 11, 2009 between ING Investments, LLC, ING Funds Distributor, LLC, and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(7)                                  (a)           Underwriting Agreement dated January 1, 2002, between ING Series Fund, Inc. and ING Funds Distributor, LLCand Schedule A to the Underwriting Agreement dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule of Approvals, effective December 2009, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(ii)                                  Amended Schedule of Approvals, effective October 31, 2008, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A on February 2, 2009 and incorporated herein by reference.

(iii)                               Substitution Agreement dated October 8, 2002 with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(b)                                 Master Selling Dealer Agreement — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000 and incorporated herein by reference.

(8)                                  Amended and Restated Directors’ Restated Deferred Compensation Plan dated April 24, 1997 as amended and restated January 1, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(9)                                  (a)           Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A effective August 20, 2009 with respect to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(ii)                                  Amended Exhibit A effective January 26, 2010 with respect to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(b)                                 Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule 2 dated June 6, 2003, with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)                                  Amended Exhibit A effective August 20, 2009 with respect to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(iii)                               Amended Exhibit A effective January 26, 2010 with respect to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(c)                                  Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A effective August 20, 2009 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on September 25, 2009 and incorporated herein by reference.

(ii)                                  Amended Exhibit A effective January 26, 2010 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(10)                            (a)           Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(ii)                                  Amended Schedule 1 effective December 16, 2009 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(b)                                 Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A on December 17, 2008 and incorporated herein by reference.

(ii)                                  Amended Schedule 1 effective December 16, 2009 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(c)                                  Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule 1 effective December 16, 2009 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(ii)                                  Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(iii)                               Amended Schedule 2 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(d)                                 Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(e)                                  Amended and Restated Shareholder Services Plan (Class O) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule 1 effective December 16, 2009 with respect to the Amended and Restated Shareholder Services Plan (Class O) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(ii)                                  Amended Schedule 1 effective October 31, 2008 with respect to the Amended and Restated Shareholder Services Plan (Class O) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A on December 17, 2008 and incorporated herein by reference.

(iii)                               Waiver Letter of Fee Payable dated August 1, 2009 under the Amended and Restated Shareholder Services Plan for Class O shares of ING Money Market Fund dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(iv)                              Waiver Letter of Fee Payable dated October 31, 2008 under the Amended and Restated Shareholder Services Plan for Class O shares of ING U.S. Government Money Market Fund dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s

Registration Statement on Form N-1A on December 17, 2008 and incorporated herein by reference.

(f)                                    Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(g)                                 Shareholder Services Agreement for ING Series Fund, Inc. between ING Funds Distributor, LLC and ING Direct Securities, Inc. (Class O) dated September 10, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(h)                                 Shareholder Services Agreement for ING Series Fund, Inc. between ING Funds Distributor, LLC and ShareBuilder Securities Corporation (Class O) dated June 4, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)                                     (i)            Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(aa)                            Amended Schedule A dated June 3, 2009 to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Series Fund, Inc. dated December 19, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009.

(bb)                          Amended Schedule B dated June 3, 2009 to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Series Fund, Inc. dated December 19, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009.

(ii)                                  Form of Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 approved September 24, 2009 for ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on September 25, 2009 and incorporated herein by reference.

(aa)                            Form of Amended Schedule A dated September 24, 2009 to the Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Series Fund, Inc. dated September 24, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on September 25, 2009 and incorporated herein by reference.

(bb)                          Form of Amended Schedule B dated September 24, 2009 to the Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Series Fund, Inc. dated September 24, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on September 25, 2009 and incorporated herein by reference.

(11)         Opinion and Consent of Counsel — Previously filed as an Exhibit to the Registrant’s Form N-14 Registration Statement as filed on May 6, 2010, File No 333-166560, and incorporated herein by reference.

(12)         Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment

(13)                            (a)           Amended and Restated Administration Agreement dated April 1, 2002 as amended and restated on December 31, 2008, with respect to ING Money Market Fund between ING Funds Services, LLC and ING

Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(i)                                     Amended Schedule A, dated February 2009, with respect to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 and amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(ii)                                  Amended Schedule A, dated December 2009, with respect to the Amended and Restated Administration Agreement for ING Money Market Fund between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 and amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(b)                               Amended and Restated Administration Agreement dated May 1, 2002 as amended and restated on December 31, 2008 between ING Funds Services, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(i)                                     Amended Schedule A, dated February 2009, with respect to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 and amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(ii)                                  Amended Schedule A, dated December 2009, with respect to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 and amended and restated December 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(c)                                  Amended and Restated Financial Guaranty Agreement dated March 1, 2002, among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                     First Amendment dated November 12, 2002, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(ii)                                  Second Amendment dated September 26, 2003, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(d)                                 Custodian Service and Monitoring Agreement dated June 2, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)                                     Amendment to the Custodian Service and Monitoring Agreement dated September 30, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York —

Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)                                  Amended Schedule B dated September 2003, to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(e)                                  Fund Accounting Agreement dated January 6, 2003, with The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A effective August 20, 2009 with respect to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(ii)                                  Amended Exhibit A effective January 26, 2010 with respect to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A on February 24, 2010 and incorporated herein by reference.

(f)                                    Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule A dated April 2007, with respect to the Allocation Agreement (Investment Company Blanket Bond) — Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on July 30, 2007 and incorporated herein by reference.

(g)                                 Allocation Agreement (Directors & Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(i)                                     Amended Schedule A dated April 2007 with respect to the Allocation Agreement (Directors & Officers Liability) — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(h)                                 Custodial Undertaking in Connection with Master Repurchase Agreement dated March 13, 2003, with Goldman, Sachs & Co. and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                     Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 2, 3003 with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation dated March 13, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(ii)                                  Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated July 7, 2003 with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation dated March 13, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(iii)                               Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 3, 2003 with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation dated March 13, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(iv)                              Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 7, 2006 with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation dated March 13, 2003 — Filed as Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 4, 2008 and incorporated by reference.

(h)                                 Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement dated February 21, 2005 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)                                     Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated April 28, 2006 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(ii)                                  Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 15, 2007 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed on Form N-1A on February 26, 2009 and incorporated herein by reference.

(iii)                               Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)                                     Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement dated November 8, 2004 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)                                     Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 8, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(j)                                     Subcustodial Undertaking in Connection with Master Repurchase Agreement dated January 30, 2003 with Morgan Stanley & Co. Incorporated, State Street Bank and Trust Company and The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(k)                                  Fund Participation Agreement dated January 30, 1998, between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                     First Amendment dated September 29, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(l)                                     Participation Agreement dated September 11, 2008 between Fidelity Rutland Square Trust and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)                                     Amendment No. 1 dated February 27, 2009 to the Participation Agreement between Fidelity Rutland Square Trust and ING Series Fund, Inc. dated September 11, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on June 11, 2009 and incorporated herein by reference.

(m)                               Agency Agreement dated July 7, 2001, between Aetna Series Fund, Inc. and DST Systems, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A effective October 31, 2008 with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A on February 2, 2009.

(n)                                 Transfer Agency Services Agreement between PNC Global Investment Servicing (U.S.) Inc. (“PNC”), and ING Series Fund, Inc. dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 130 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(i)                                     Amended Exhibit A dated August 3, 2009 to the Transfer Agency Services Agreement between PNC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on September 25, 2009 and incorporated herein by reference.

(14)                            Consent of independent auditor — Previously filed as an Exhibit to the Registrant’s Form N-14 Registration Statement as filed on May 6, 2010, File No 333-166560, and incorporated herein by reference.

(15)                            Not applicable.

(16)                            Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were attached to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on March 28, 2008 and are incorporated herein by reference (File No. 033-41694).  Power of attorney for Martin J. Gavin was attached to Post-Effective Amendment No. 125 to the Registrant’s Form N-1A Registration Statement on February 4, 2009 and is incorporated herein by reference (File No. 033-41694).

(17)                            Not applicable.

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona  on the 21st day of June, 2010.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

		Interested Director, President and Chief	June 21, 2010
Shaun P. Mathews*		Executive Officer

		Senior Vice President and	June 21, 2010
Todd Modic*		Chief/Principal Financial Officer

		Director	June 21, 2010
Albert E. DePrince, Jr.*

		Director	June 21, 2010
Martin J. Gavin*

		Director	June 21, 2010
Russell Jones*

		Director	June 21, 2010
Sidney Koch*

		Director	June 21, 2010
Corine T. Norgaard*

		Director	June 21, 2010
Joseph E. Obermeyer*

* By:	Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were attached to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on March 28, 2008 and are incorporated herein by reference (File No. 033-41694).  Power of attorney for Martin J. Gavin was attached to Post-Effective Amendment No. 125 to the Registrant’s Form N-1A Registration Statement on February 4, 2009 and is incorporated herein by reference (File No. 033-41694).

Exhibit Index

Exhibit Number	Name of Exhibits
None